Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Amounts due to the related party
	June 30,	December 31,
	2020	2019
	unaudited
Accounts payable trade	$68	$-
Accrued expenses and other	65	79
	$133	$79

Schedule of Amount of transaction with the related party
	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Research and development services	$160	$-	$444	$-